Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Revenue	$ 195,935,392	$ 164,403,938	$ 157,882,259
OPERATING EXPENSES
Commissions and voyage related costs	72,737,902	37,121,398	30,137,173
Vessel operating expenses	62,890,401	56,399,979	46,416,510
Depreciation	34,271,091	30,091,237	24,157,022
Amortization of deferred drydock expenditure	2,924,031	2,715,109	2,120,974
General and administrative expenses	0	0	0
Corporate	11,979,017	12,055,725	10,418,876
Commercial and chartering	2,619,748	2,021,487	329,746
Total operating expenses	187,422,190	140,404,935	113,580,301
Profit from operations	8,513,202	23,999,003	44,301,958
Interest expense and finance costs	(21,380,165)	(17,754,118)	(12,282,704)
Interest income	436,195	164,629	15,571
Loss on disposal of vessels	0	(2,601,148)	0
(Loss)/profit before taxes	(12,430,768)	3,808,366	32,034,825
Income tax	(59,567)	(60,434)	(79,860)
Net (loss)/profit	$ (12,490,335)	$ 3,747,932	$ 31,954,965
Net (loss)/earnings per share, basic and diluted (in dollars per share)	$ (0.37)	$ 0.12	$ 1.23
Weighted average number of common shares outstanding, basic and diluted (in shares)	33,441,879	30,141,891	26,059,122